Segment Information - Schedule of Segment Reporting Information, by Segment (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Reporting Information, by Segment [Line Items]
Operating and formation costs	$ 2,225,820	$ 2,070,143
Loss from operations	(2,225,820)	(2,070,143)
Total other expenses, net	(78,818)	(460,799)
Loss before income taxes	(2,304,638)	(2,530,942)
Net loss	$ (2,304,638)	$ (2,549,111)